JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
LONG POSITIONS — 125.0%
COMMON STOCKS — 124.7%
Aerospace & Defense — 2.0%
Northrop Grumman Corp. (a)	126	39,664
Raytheon Technologies Corp.	419	24,090

		63,754

Air Freight & Logistics — 0.1%
FedEx Corp.	18	4,643

Auto Components — 0.7%
Aptiv plc	54	4,920
BorgWarner, Inc.	145	5,623
Magna International, Inc. (Canada)	250	11,455

		21,998

Banks — 2.4%
Bank of America Corp. (a)	623	15,011
Citigroup, Inc.	104	4,499
First Republic Bank	117	12,779
SVB Financial Group *	47	11,202
Truist Financial Corp.	608	23,127
Wells Fargo & Co.	486	11,415

		78,033

Beverages — 1.9%
Coca-Cola Co. (The) (a)	601	29,692
Constellation Brands, Inc., Class A	17	3,260
PepsiCo, Inc. (a)	195	27,047

		59,999

Biotechnology — 3.4%
AbbVie, Inc.	486	42,557
Alexion Pharmaceuticals, Inc. *	123	14,030
Amgen, Inc.	59	14,877
Biogen, Inc. *	70	19,946
Regeneron Pharmaceuticals, Inc. *	9	5,123
Vertex Pharmaceuticals, Inc. *	50	13,729

		110,262

Building Products — 1.7%
Masco Corp.	135	7,456
Trane Technologies plc	389	47,214

		54,670

Capital Markets — 2.1%
BlackRock, Inc. (a)	33	18,823
Morgan Stanley (a)	769	37,166
State Street Corp.	207	12,296

		68,285

Chemicals — 4.3%
Air Products and Chemicals, Inc.	124	36,938
Celanese Corp.	162	17,429
DuPont de Nemours, Inc.	56	3,117
Eastman Chemical Co.	139	10,891
FMC Corp.	228	24,180
Linde plc (United Kingdom)	192	45,605

		138,160

Consumer Finance — 1.0%
American Express Co.	130	12,996
Capital One Financial Corp.	273	19,616

		32,612

Diversified Financial Services — 0.4%
Voya Financial, Inc.	266	12,739

Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	253	15,042

Electric Utilities — 3.5%
Entergy Corp.	146	14,398
NextEra Energy, Inc. (a)	224	62,256
Xcel Energy, Inc.	512	35,337

		111,991

Electrical Equipment — 1.0%
AMETEK, Inc.	100	9,923
Eaton Corp. plc	202	20,581
Sensata Technologies Holding plc *	72	3,099

		33,603

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	64	6,294

Energy Equipment & Services — 0.1%
Baker Hughes Co.	219	2,914

Entertainment — 2.4%
Electronic Arts, Inc. *	83	10,868
Netflix, Inc. * (a)	115	57,484
Warner Music Group Corp., Class A	334	9,608

		77,960

Equity Real Estate Investment Trusts (REITs) — 4.1%
Brixmor Property Group, Inc.	469	5,479
Camden Property Trust	37	3,306
Equinix, Inc.	19	14,211
Equity LifeStyle Properties, Inc.	187	11,449
JBG SMITH Properties	65	1,751
Kimco Realty Corp.	133	1,501
Prologis, Inc.	372	37,405
Realty Income Corp.	96	5,839
SBA Communications Corp.	68	21,805
UDR, Inc.	47	1,523
Ventas, Inc.	472	19,797
WP Carey, Inc.	111	7,219

		131,285

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A *	457	6,323
Costco Wholesale Corp.	36	12,603

		18,926

Food Products — 0.7%
Conagra Brands, Inc.	134	4,795
Mondelez International, Inc., Class A (a)	322	18,477

		23,272

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	245	19,717
Boston Scientific Corp. * (a)	899	34,343
Intuitive Surgical, Inc. *	11	8,084
Medtronic plc	65	6,740
Zimmer Biomet Holdings, Inc. (a)	299	40,729

		109,613

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services — 3.5%
Centene Corp. *	68	3,953
Cigna Corp. (a)	243	41,244
HCA Healthcare, Inc.	31	3,867
McKesson Corp.	156	23,216
UnitedHealth Group, Inc. (a)	135	41,964

		114,244

Hotels, Restaurants & Leisure — 1.8%
Choice Hotels International, Inc.	17	1,487
Hilton Worldwide Holdings, Inc.	40	3,380
Las Vegas Sands Corp.	246	11,469
McDonald’s Corp.	38	8,356
Yum! Brands, Inc.	354	32,323

		57,015

Household Durables — 0.8%
KB Home	161	6,171
Lennar Corp., Class A	178	14,501
Toll Brothers, Inc.	129	6,295

		26,967

Household Products — 2.0%
Kimberly-Clark Corp.	21	3,117
Procter & Gamble Co. (The)	438	60,884

		64,001

Industrial Conglomerates — 1.3%
Honeywell International, Inc. (a)	249	41,044

Insurance — 1.8%
Arthur J Gallagher & Co.	116	12,243
Chubb Ltd.	153	17,808
Marsh & McLennan Cos., Inc.	80	9,224
Progressive Corp. (The)	197	18,692

		57,967

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A * (a)	56	81,426
Alphabet, Inc., Class C * (a)	28	40,458
Facebook, Inc., Class A * (a)	225	59,025

		180,909

Internet & Direct Marketing Retail — 7.1%
Amazon.com, Inc. * (a)	66	207,444
Booking Holdings, Inc. *	13	21,618

		229,062

IT Services — 9.3%
Booz Allen Hamilton Holding Corp.	72	6,004
Fidelity National Information Services, Inc.	236	34,676
Fiserv, Inc. * (a)	370	38,083
FleetCor Technologies, Inc. *	58	13,920
Leidos Holdings, Inc.	366	32,662
Mastercard, Inc., Class A (a)	243	82,211
PayPal Holdings, Inc. *	346	68,154
WEX, Inc. *	177	24,660

		300,370

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	129	56,819

Machinery — 2.3%
Parker-Hannifin Corp.	131	26,411
Stanley Black & Decker, Inc.	298	48,385

		74,796

Media — 2.8%
Charter Communications, Inc., Class A * (a)	60	37,153
Comcast Corp., Class A (a)	776	35,898
Discovery, Inc., Class A *	860	18,715

		91,766

Multiline Retail — 0.4%
Dollar Tree, Inc. *	129	11,752

Multi-Utilities — 0.2%
CMS Energy Corp.	26	1,572
Public Service Enterprise Group, Inc.	70	3,853

		5,425

Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc. *	37	1,714
Chevron Corp.	395	28,422
Diamondback Energy, Inc.	665	20,020
Kinder Morgan, Inc.	464	5,721
Parsley Energy, Inc., Class A	490	4,586
Pioneer Natural Resources Co. (a)	178	15,298
TC Energy Corp. (Canada)	200	8,395
Williams Cos., Inc. (The)	708	13,903

		98,059

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	63	13,641

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. (a)	664	40,011
Elanco Animal Health, Inc. *	196	5,470
Eli Lilly and Co.	245	36,200
Johnson & Johnson	88	13,133
Merck & Co., Inc.	365	30,293

		125,107

Road & Rail — 4.1%
Canadian Pacific Railway Ltd. (Canada)	22	6,786
CSX Corp.	240	18,626
Lyft, Inc., Class A *	677	18,664
Norfolk Southern Corp. (a)	276	59,081
Uber Technologies, Inc. *	89	3,249
Union Pacific Corp. (a)	126	24,752

		131,158

Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc. *	417	34,186
Analog Devices, Inc. (a)	357	41,625
Applied Materials, Inc.	24	1,423
ASML Holding NV (Registered), NYRS (Netherlands)	56	20,815
KLA Corp.	32	6,147
Lam Research Corp.	98	32,445
Microchip Technology, Inc.	30	3,054
Micron Technology, Inc. *	176	8,256
NVIDIA Corp. (a)	77	41,877
NXP Semiconductors NV (Netherlands)	426	53,121

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
ON Semiconductor Corp. *	171	3,719
Qorvo, Inc. *	30	3,838
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	322	26,076
Texas Instruments, Inc. (a)	327	46,696

		323,278

Software — 12.0%
Ceridian HCM Holding, Inc. *	280	23,158
Coupa Software, Inc. *	10	2,852
Intuit, Inc.	16	5,300
Microsoft Corp. (a)	1,079	226,882
Paylocity Holding Corp. *	131	21,144
salesforce.com, Inc.* (a)	274	68,790
ServiceNow, Inc. *	20	9,841
Workday, Inc., Class A *	112	24,159

		382,126

Specialty Retail — 5.9%
AutoZone, Inc.* (a)	12	14,541
Best Buy Co., Inc.	189	21,037
Home Depot, Inc. (The) (a)	135	37,477
Lowe’s Cos., Inc.	318	52,757
O’Reilly Automotive, Inc. *	110	50,580
TJX Cos., Inc. (The)	268	14,914

		191,306

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc. (a)	1,584	183,386

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	122	15,341

Tobacco — 0.7%
Altria Group, Inc.	299	11,539
Philip Morris International, Inc.	153	11,454

		22,993

Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	9	3,240

Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc. *	328	37,471

TOTAL COMMON STOCKS (Cost $2,354,386)		4,015,298

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $10,392)	10,385	10,392

TOTAL LONG POSITIONS (Cost $2,364,778)		4,025,690

SHORT POSITIONS — (25.1)%
COMMON STOCKS — (25.1)%
Aerospace & Defense — (0.6)%
Boeing Co. (The)	(29)	(4,817)
HEICO Corp.	(48)	(5,022)
Huntington Ingalls Industries, Inc.	(22)	(3,059)
Lockheed Martin Corp.	(11)	(4,389)
TransDigm Group, Inc.	(7)	(3,542)

		(20,829)

Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(113)	(11,515)
Expeditors International of Washington, Inc.	(75)	(6,820)

		(18,335)

Automobiles — (0.2)%
Ford Motor Co.	(929)	(6,184)

Banks — (0.5)%
BancorpSouth Bank	(134)	(2,603)
Bank of Hawaii Corp.	(60)	(3,039)
Commerce Bancshares, Inc.	(159)	(8,954)

		(14,596)

Beverages — (0.1)%
Brown-Forman Corp., Class B	(22)	(1,679)

Biotechnology — (0.4)%
Gilead Sciences, Inc.	(196)	(12,394)

Building Products — (0.1)%
Johnson Controls International plc	(85)	(3,486)

Capital Markets — (0.6)%
Franklin Resources, Inc.	(397)	(8,070)
Nasdaq, Inc.	(51)	(6,199)
Northern Trust Corp.	(82)	(6,405)

		(20,674)

Chemicals — (0.3)%
Albemarle Corp.	(104)	(9,297)

Commercial Services & Supplies — (0.1)%
Republic Services, Inc.	(34)	(3,160)

Communications Equipment — (1.0)%
Cisco Systems, Inc.	(588)	(23,179)
Juniper Networks, Inc.	(378)	(8,136)

		(31,315)

Construction Materials — (0.2)%
Martin Marietta Materials, Inc.	(13)	(3,127)
Vulcan Materials Co.	(23)	(3,121)

		(6,248)

Containers & Packaging — (0.8)%
Avery Dennison Corp.	(13)	(1,617)
Ball Corp.	(91)	(7,565)
International Paper Co.	(289)	(11,714)
Sonoco Products Co.	(115)	(5,865)

		(26,761)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Diversified Telecommunication Services — (0.7)%
AT&T, Inc.	(531)	(15,136)
CenturyLink, Inc.	(848)	(8,555)

		(23,691)

Electric Utilities — (0.4)%
Duke Energy Corp.	(39)	(3,436)
Southern Co. (The)	(186)	(10,067)

		(13,503)

Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(106)	(10,854)

Electronic Equipment, Instruments & Components — (0.2)%
Cognex Corp.	(102)	(6,644)

Energy Equipment & Services — (0.4)%
Halliburton Co.	(605)	(7,285)
Schlumberger NV	(409)	(6,369)

		(13,654)

Entertainment — (1.4)%
Spotify Technology SA *	(51)	(12,397)
Take-Two Interactive Software, Inc. *	(85)	(14,085)
Walt Disney Co. (The)	(140)	(17,412)

		(43,894)

Equity Real Estate Investment Trusts (REITs) — (1.7)%
Duke Realty Corp.	(82)	(3,039)
Equity Residential	(85)	(4,364)
Essex Property Trust, Inc.	(22)	(4,430)
Extra Space Storage, Inc.	(69)	(7,397)
Iron Mountain, Inc.	(365)	(9,783)
National Retail Properties, Inc.	(154)	(5,329)
Simon Property Group, Inc.	(150)	(9,732)
Vornado Realty Trust	(130)	(4,382)
Welltower, Inc.	(58)	(3,184)

		(51,640)

Food & Staples Retailing — (1.0)%
Kroger Co. (The)	(428)	(14,500)
Sysco Corp.	(108)	(6,707)
Walgreens Boots Alliance, Inc.	(117)	(4,198)
Walmart, Inc.	(40)	(5,535)

		(30,940)

Food Products — (0.6)%
Campbell Soup Co.	(198)	(9,580)
General Mills, Inc.	(65)	(4,030)
Hershey Co. (The)	(22)	(3,198)
Kellogg Co.	(60)	(3,882)

		(20,690)

Health Care Equipment & Supplies — (0.4)%
Dentsply Sirona, Inc.	(32)	(1,393)
Stryker Corp.	(60)	(12,403)

		(13,796)

Health Care Providers & Services — (0.6)%
AmerisourceBergen Corp.	(93)	(9,025)
Henry Schein, Inc. *	(168)	(9,893)

		(18,918)

Health Care Technology — (0.3)%
Cerner Corp.	(146)	(10,537)

Hotels, Restaurants & Leisure — (0.8)%
Chipotle Mexican Grill, Inc. *	(5)	(5,668)
Darden Restaurants, Inc.	(82)	(8,234)
Starbucks Corp.	(142)	(12,226)

		(26,128)

Household Products — (0.6)%
Clorox Co. (The)	(99)	(20,826)

Industrial Conglomerates — (0.8)%
3M Co.	(88)	(14,125)
General Electric Co.	(1,964)	(12,237)

		(26,362)

Insurance — (0.8)%
Allstate Corp. (The)	(64)	(6,024)
Aon plc, Class A	(21)	(4,423)
Axis Capital Holdings Ltd.	(40)	(1,745)
MetLife, Inc.	(40)	(1,504)
Principal Financial Group, Inc.	(73)	(2,957)
Travelers Cos., Inc. (The)	(80)	(8,627)

		(25,280)

Interactive Media & Services — (0.2)%
Twitter, Inc. *	(171)	(7,628)

Internet & Direct Marketing Retail — 0.0% (d)
eBay, Inc.	(30)	(1,540)

IT Services — (1.1)%
Accenture plc, Class A	(14)	(3,172)
Infosys Ltd., ADR (India)	(153)	(2,114)
Jack Henry & Associates, Inc.	(33)	(5,419)
Paychex, Inc.	(161)	(12,804)
Western Union Co. (The)	(593)	(12,718)

		(36,227)

Life Sciences Tools & Services — (0.2)%
Waters Corp. *	(34)	(6,706)

Machinery — (0.8)%
Caterpillar, Inc.	(74)	(11,092)
Illinois Tool Works, Inc.	(68)	(13,110)
PACCAR, Inc.	(22)	(1,845)

		(26,047)

Media — (0.9)%
Fox Corp., Class A	(140)	(3,886)
Interpublic Group of Cos., Inc. (The)	(125)	(2,083)
Omnicom Group, Inc.	(156)	(7,745)
Sirius XM Holdings, Inc.	(730)	(3,912)
ViacomCBS, Inc.	(411)	(11,509)

		(29,135)

Multiline Retail — (0.5)%
Kohl’s Corp.	(218)	(4,042)
Macy’s, Inc.	(848)	(4,834)
Nordstrom, Inc.	(378)	(4,508)
Target Corp.	(24)	(3,769)

		(17,153)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	(134)	(10,447)
NiSource, Inc.	(128)	(2,815)

		(13,262)

Oil, Gas & Consumable Fuels — (1.5)%
Apache Corp.	(426)	(4,033)
Devon Energy Corp.	(178)	(1,686)
Enbridge, Inc. (Canada)	(405)	(11,825)
Exxon Mobil Corp.	(214)	(7,344)
Hess Corp.	(191)	(7,797)
HollyFrontier Corp.	(136)	(2,679)
Marathon Oil Corp.	(642)	(2,626)
Occidental Petroleum Corp.	(473)	(4,738)
Valero Energy Corp.	(30)	(1,317)

		(44,045)

Professional Services — (0.4)%
Robert Half International, Inc.	(219)	(11,570)

Road & Rail — (0.5)%
Canadian National Railway Co. (Canada)	(48)	(5,098)
JB Hunt Transport Services, Inc.	(65)	(8,159)
Werner Enterprises, Inc.	(34)	(1,428)

		(14,685)

Semiconductors & Semiconductor Equipment — (0.7)%
Broadcom, Inc.	(37)	(13,503)
Intel Corp.	(129)	(6,669)
QUALCOMM, Inc.	(14)	(1,652)

		(21,824)

Software — (0.5)%
Adobe, Inc. *	(15)	(7,310)
Oracle Corp.	(49)	(2,907)
Splunk, Inc. *	(38)	(7,143)

		(17,360)

Specialty Retail — (0.1)%
Ulta Beauty, Inc. *	(17)	(3,847)

Technology Hardware, Storage & Peripherals — (0.6)%
HP, Inc.	(350)	(6,641)
NetApp, Inc.	(221)	(9,698)
Xerox Holdings Corp.	(151)	(2,842)

		(19,181)

Trading Companies & Distributors — (0.2)%
Fastenal Co.	(100)	(4,502)
HD Supply Holdings, Inc. *	(39)	(1,588)

		(6,090)

TOTAL COMMON STOCKS (Proceeds $(870,041))		(808,615)

TOTAL SHORT POSITIONS (Proceeds $(870,041))		(808,615)

Total Investments — 99.9% (Cost $1,494,737)		3,217,075
Other Assets Less Liabilities — 0.1%		2,859

Net Assets — 100.0%		3,219,934

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $1,094,373,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,025,690	$—	$—	$4,025,690

Total Liabilities for Securities Sold Short (a)	$(808,615)	$—	$—	$(808,615)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$35,661	$192,753	$218,018	$—	(c)	$(4)	$10,392	10,385	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.